Share-based compensation	12 Months Ended
Dec. 31, 2023
Share-based compensation
Share-based compensation
13	Share-based compensation

Share option and restricted share unit plans

2014 Incentive Plan

On July 23 2014, the Company’s board of directors and shareholders approved the 2014 Incentive Plan (the “2014 Plan”). Awards under the 2014 Plan vest up to 4 years from the date of grant and expire no more than 10 years after the grant date. The Company reserved a total of 5,500,000 common shares for issuance under the 2014 Plan. As of December 31, 2023, 38,413 shares remain available for grant under the 2014 Plan.

13	Share-based compensation (continued)

Share option and restricted share unit plans (continued)

2017 Incentive Plan

On March 1, 2017, the Company’s board of directors and shareholders approved the 2017 Incentive Plan (the “2017 Plan”). Awards under the 2017 Plan vest up to 4 years from the date of grant and expire no more than 10 years after the grant date. The Company reserved a total of 6,015,137 common shares for issuance under the 2017 Plan. As of December 31, 2023, 127,547 shares remain available of grant under the 2017 Plan.

2021 Incentive Plan

In December 2021, the Company’s board of directors and shareholders approved the 2021 Incentive Plan (the “2021 Plan”). Awards under the 2021 Plan vest up to 4 years from the date of grant and expire no more than 10 years after the grant date. The Company reserved a total of 4,000,000 common shares for issuance under the 2021 Plan. As of December 31, 2023, 239,853 shares remain available of grant under the 2021 Plan.

2023 Incentive Plan

In September 2023, the Company’s board of directors and shareholders approved the 2023 Incentive Plan (the “2023 Plan”). Awards under the 2023 Plan vest up to 4 years from the date of grant and expire no more than 10 years after the grant date. The Company reserved a total of 4,000,000 common shares for issuance under the 2023 Plan. As of December 31, 2023, 3,276,827 shares remain available of grant under the 2023 Plan.

The exercise price, vesting and other conditions of individual awards are determined by the board of directors or any of the committees appointed by the board of directors to administer the 2014, 2017, 2021 and 2023 Incentive Plans. Upon the termination of the Grantee’s continuous service, the Company has the right to repurchase the vested award or shares obtained.

Share options

The following table summarizes the share option activity for the Company’s Incentive Plans for the year ended December 31, 2023:

				Weighted
			Weighted-	Average
		Weighted-	Average	Remaining
		Average	grant-date	Contractual	Aggregate
	Number of	Exercise	Fair Value	Term	Intrinsic
Options Granted to Employees and Directors	Options	Price	per Option	(Years)	Value
		RMB	RMB		RMB
Outstanding, December 31, 2022	8,876,466	8.11	15.06	6.23	31,347
Granted	2,105,026	2.80	3.23	—	—
Forfeited	298,790	1.98	11.31	—	—
Expired	—	—	—	—	—
Exercised	605,577	0.09	27.89	—	—
Cancelled	—	—	—	—	—
Outstanding, December 31, 2023	10,077,125	7.66	11.93	5.95	6,302
Vested and expected to vest as of December 31, 2023	10,077,125	7.66	11.93	5.95	6,302
Vested as of December 31, 2023	8,906,335	8.75	12.54	5.67	4,733

13	Share-based compensation (continued)

Share options (continued)

The aggregate intrinsic value in the table above represents the difference between the closing stock price on the last trading day in 2022 and 2023 and the option’s respective exercise price.

The weighted average grant date fair value of the share options granted during the years ended December 31, 2021, 2022 and 2023 were RMB24.61, RMB6.41 and RMB3.23 (US$0.45), respectively.

The aggregate unrecognized share-based compensation expense was RMB3,498 (US$493) as of December 31, 2023, which the Company expects to recognize over an estimated weighted-average period of 1.31 years.

The Company estimates the fair value of each award on grant date using the binomial option pricing model. The binominal model requires the input of highly subjective assumptions, including the expected share price volatility and the suboptimal early exercise factor. For expected volatility, the Company has made reference to historical volatilities of several comparable companies. The suboptimal early exercise factor was estimated based on the Company’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. Subsequent to the IPO, fair value of the common shares is the price of the Company’s publicly traded shares. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

The Company recognizes share-based compensation expense using the accelerated recognition method over the requisite service period, which is generally subject to graded vesting.

The following table presents assumptions used to estimate the fair values of share options granted for the years ended December 31, 2021, 2022 and 2023:

	2021	2022	2023
Risk-free interest rate	0.94% - 1.70%	1.87%-3.75%	3.45%
Dividend yield	0%	0%	0%
Expected volatility	47.45% - 56.62%	55.99%-56.79%	56.55%
Weighted average expected volatility	50.26%	56.15%	56.55%
Expected exercise multiple	2.2 - 2.8	2.2-2.8	2.5
(i)	Risk-free interest rate – The risk-free interest rate for periods within the contractual life of the options is based on the US Treasury yield curve in effect at the time of the grant for a term consistent with the contractual term of the awards.
(ii)	Dividend yield – The dividend yield is estimated based on the Company’s expected dividend policy over the expected term of the options.
(iii)	Expected volatility – Expected volatility is estimated based on the historical volatility of common shares of several comparable publicly-traded companies in the same industry.
(iv)	Expected exercise multiple – Expected exercise multiple is estimated based on changes in expected intrinsic value of the option and the likelihood of early exercise by employees.

13	Share-based compensation (continued)

Restricted share units

Starting from 2018, the Company granted restricted Class A common shares of the Company (“Restricted Shares”).

A summary of the restricted share units for the year ended December 31, 2023 was stated below:

		Weighted-	Weighted
		Average	Average
		grant-date	Remaining
	Number of	Fair Value	Contractual	Aggregate
	Share	per Restricted	Term	Intrinsic
Restricted Share Units Granted to Employees and Directors	Units	Share Unit	(Years)	Value
		RMB		RMB
Outstanding, December 31, 2022	199,963	9.81	9.80	1,337
Granted	1,016,031	1.74	—	—
Forfeited	57	10.10	—	—
Expired	—	—	—	—
Vested	199,875	10.00	—	—
Cancelled	—	—	—	—
Outstanding, December 31, 2023	1,016,062	1.71	9.68	1,511
Vested and expected to vest as of December 31, 2023	1,016,062	1.71	9.68	1,511

The weighted average grant-date fair value per restricted share unit granted for the years ended December 31, 2021, 2022 and 2023 were RMB13.92, RMB9.55 and RMB1.74 (US$0.25), respectively.

As of December 31, 2023, there was RMB1,149 (US$162) of unrecognized share-based compensation cost related to restricted shares units, which the Company expects to recognize over an estimated weighted-average period of 0.68 year.

The aggregate fair value of options and restricted share units vested and recognized as expenses for the years ended December 31, 2021, 2022 and 2023 were RMB30,212, RMB15,515 and RMB11,574 (US$1,630), respectively.

Total intrinsic value of options and restricted share units exercised/vested for the years ended December 31, 2021, 2022 and 2023 were RMB24,640, RMB7,821 and RMB2,976 (US$419), respectively.

Total compensation costs recognized for the years ended December 31, 2021, 2022 and 2023 were as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Cost of revenue	41	2	3	—
Research and development	13,801	368	2,764	389
Sales and marketing	2,609	1,188	850	120
General and administrative	13,761	13,957	7,957	1,121
Total	30,212	15,515	11,574	1,630